Summary of Significant Accounting Policies (Details) - Schedule of total revenue by distribution channels - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by distribution channels [Line Items]
Total revenue	$ 228,436,696	$ 221,514,742	$ 139,573,958
Directly-operated physical stores [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by distribution channels [Line Items]
Total revenue	10,836,229	29,502,329	45,824,603
Online stores [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by distribution channels [Line Items]
Total revenue	121,164,347	111,435,341	50,464,251
Franchise stores and wholesale customers [Member]
Summary of Significant Accounting Policies (Details) - Schedule of total revenue by distribution channels [Line Items]
Total revenue	$ 96,436,120	$ 80,577,072	$ 43,285,104